Utility Plant and Leases - Schedule of Net Utility Plant (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 5,854,917	$ 5,556,599
Less: accumulated depreciation	(2,084,007)	(1,973,098)
Acquisition adjustments, net	370	550
Construction work in progress	119,805	74,332
Net utility plant	3,891,085	3,658,383
Software and Software-related Intangibles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	203,323	196,035
Storage [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	22,944	22,531
Transmission [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	312,996	312,300
Distribution [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	4,935,730	4,655,640
General [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	365,865	356,072
Other [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 14,059	$ 14,021